Warrant Liability (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2012
Warrant liability [Line Items]
Balance	$ 18,280	$ 0
Fair value adjustment	8,880
Balance	$ 27,160	$ 0